Segment Information - Net sales by region (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Net sales to third parties	$ 8,654	$ 8,222	$ 6,763
Percentage of entity's revenue	100.00%	100.00%	100.00%
Total of selected non-current asset	$ 23,075	$ 21,753
Percentage of entity's non-current asset	100.00%	100.00%
Foreign countries | United States
Disclosure of geographical areas [line items]
Net sales to third parties	$ 3,897	$ 3,651	$ 2,975
Percentage of entity's revenue	45.00%	44.00%	44.00%
Total of selected non-current asset	$ 11,739	$ 10,200
Percentage of entity's non-current asset	51.00%	47.00%
Foreign countries | Japan
Disclosure of geographical areas [line items]
Net sales to third parties	$ 568	$ 621	$ 650
Percentage of entity's revenue	7.00%	8.00%	10.00%
Total of selected non-current asset	$ 44	$ 46
Percentage of entity's non-current asset	0.00%	0.00%
Foreign countries | China
Disclosure of geographical areas [line items]
Net sales to third parties	$ 474	$ 486	$ 383
Percentage of entity's revenue	5.00%	6.00%	6.00%
Total of selected non-current asset	$ 9	$ 16
Percentage of entity's non-current asset	0.00%	0.00%
Foreign countries | Other
Disclosure of geographical areas [line items]
Net sales to third parties	$ 3,656	$ 3,404	$ 2,700
Percentage of entity's revenue	42.00%	41.00%	40.00%
Total of selected non-current asset	$ 1,821	$ 1,729
Percentage of entity's non-current asset	8.00%	8.00%
International
Disclosure of geographical areas [line items]
Net sales to third parties	$ 4,757	$ 4,571	$ 3,788
Percentage of entity's revenue	55.00%	56.00%	56.00%
Total of selected non-current asset	$ 11,336	$ 11,553
Percentage of entity's non-current asset	49.00%	53.00%
Country of domicile | Switzerland
Disclosure of geographical areas [line items]
Net sales to third parties	$ 59	$ 60	$ 55
Percentage of entity's revenue	1.00%	1.00%	1.00%
Total of selected non-current asset	$ 9,462	$ 9,762
Percentage of entity's non-current asset	41.00%	45.00%